19. Short-term Borrowings and Long-term Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term Borrowings and Long-term Borrowings

19.	Short-term Borrowings and Long-term Borrowings

	December 31, 2018	December 31, 2017
Short-term bank borrowings	$146	$5,313
Other short-term borrowings	2,841	–
Current portion of long-term borrowings	179	165
Total short-term borrowings and current portion of long-term borrowings	3,166	5,478

Long term bank borrowings	6,017	6,733
Other long-term borrowings	836	877
Total long-term borrowings	6,853	7,610
Less: current portion of long-term borrowings	(179)	(165)
Total long-term borrowings, excluding current portion	6,674	7,445
Total borrowings	$9,840	$12,923

As of December 31, 2018, the maturities of the long-term borrowings are as follows:

USD
2019	$179
2020	208
2021	229
2022	256
2023	1,115
Thereafter	4,866
$6,853

As of December 31, 2018, bank loans primarily represent a 10-year long term loan borrowed from Santander Bank amounting to $6,017, at interest rate of 2.83% and 3.96% per annum with a maturity date of February 16, 2027.

The Group’s subsidiary, Solar Juice, entered into debtor finance agreements with Scottish Pacific on March 18, 2018, whereby Scottish Pacific provided Solar Juice invoice discounting facility with a limit of $5,637, at service fee charge of 0.13% based on the invoices processed, and discount fee charge of margin percentage plus 1.1% (margin percentage is around 6.76% during 2018) based on the average daily debtor finance balance. The accounts receivable collection of Solar Juice was automatically transferred to Scottish Pacific for the debtor finance repayment at the ending of each work day. As of December 31, 2018, the debtor finance balance was $2,691.

The interest expense of bank loans from continuing operations was $525, $567 and $243 for the years ended December 31, 2018, 2017 and 2016. The average interest rate on short term borrowings from continuing operations was 7.39%, 5.65% and 5.04% per annum for the years ended December 31, 2018, 2017 and 2016, respectively.